Fair value measurements - Evernorth - Interim (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Sep. 30, 2025
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Refundable investor advances	$ 687,093,995	$ 764,570,995	$ 0
Total financial liabilities	687,093,995	764,570,995
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Refundable investor advances	0	0
Total financial liabilities	0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Refundable investor advances	0	0
Total financial liabilities	0	0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Refundable investor advances	687,093,995	764,570,995
Total financial liabilities	$ 687,093,995	$ 764,570,995